LOSS PER SHARE - Disclosure of Loss per Share (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 20, 2025	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Earnings per share [abstract]
Net loss attributable to shareholders of the Company | $		$ (51,847)	$ (115,632)
Weighted average shares issued and outstanding post-consolidation (in shares)		115,470,534	89,677,648
Weighted-average shares outstanding - basic (in shares)		115,470,534	89,677,648
Effect of dilutive share-based payment arrangements (in shares)		0	0
Weighted-average shares outstanding – diluted (in shares)		115,470,534	89,677,648
Basic earnings (loss) per share (in dollars per share) | $ / shares		$ (0.45)	$ (1.29)
Stock split, conversion ratio	3